Convertible Note - Conversion holder's option and company's option (Details) - Note Purchase Agreement - Convertible Note	Mar. 30, 2023 item $ / shares
Convertible Note
Redemption term before maturity date	60 days
Notes convertible at the holder's option
Convertible Note
Initial conversion price as percentage of VWAP per common share	80.00%
Number of trading days in a 30 consecutive trading day | item	30
Notes convertible at the holder's option | Minimum
Convertible Note
Initial conversion price has a floor | $ / shares	$ 5.00
Notes convertible at the holder's option | Maximum
Convertible Note
Initial conversion price has a floor | $ / shares	10.00
Notes convertible at the company's option
Convertible Note
Conversion price | $ / shares	$ 13.50
Number of trading days in a 30 consecutive trading day | item	20
Number of consecutive trading days | item	30